Tax assets and liabilities - Current tax (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Tax assets and liabilities
Current tax recoverable	$ 18	$ 20
Current tax liabilities	208	185
Provision for uncertain tax matters	$ 79	$ 42